Shareholders’ Equity (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2016 shares
Shareholders’ Equity [Line Items]
Ordinary shares, authorized (in Shares)					130,000,000	130,000,000
Ordinary shares, par value (in New Shekels per share) | ₪ / shares					₪ 0.000216	₪ 0.000216
Stock split		the Company effected a 1:46.25783 stock split
Ordinary shares issue value | $	$ 23,000
Ordinary shares issue (in Shares)	11,794,873
Share Price (in Dollars per share) | $ / shares	$ 1.95
Net of issuance costs | $	$ 22,496	$ 22,496,000
Plan expiration period		7 years
Expected dividend yield		0.00%
Stock-based compensation | $		$ 629,000	$ 354,000	$ 115,000
2016 Share Incentive Plan [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance (in Shares)							3,384,454
2021 Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares were reserved for issuance (in Shares)					4,079,427
Options vested period		4 years
Share option , description		(i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur
Vesting period, description		The vesting period of the awards is generally four years. Generally, under the terms of the Plans, unless determined otherwise, 25% of an award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.
2016 Plan [Member]
Shareholders’ Equity [Line Items]
Options vested period		4 years